Organization and Description of Business	6 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and description of business

Note 1 – Organization and description of business

China Advanced Construction Materials Group, Inc. ("CADC Delaware") was incorporated in the State of Delaware on February 15, 2007. On August 1, 2013, CADC Delaware consummated a reincorporation merger with its newly formed wholly-owned subsidiary, China Advanced Construction Materials Group, Inc. ("CADC Nevada"), a Nevada corporation, with CADC Delaware merging into CADC Nevada and CADC Nevada being the surviving company, for the purpose of changing CADC Delaware's state of incorporation from Delaware to Nevada. On December 27, 2018, CADC Nevada was merged with and into China Advanced Construction Materials Group, Inc. ("CADC Cayman"), a Cayman Islands corporation, whereupon the separate existence of CADC Nevada ceased and CADC Cayman continued as the surviving entity. On July 16, 2019, CADC Cayman received the stamped Certificate of Incorporation on Change of Name from the Cayman Islands Registrar of Companies and the Amended and Restated Memorandum and Articles of Association from the Cayman Islands General Registry, dated July 12, 2019 pursuant to which CADC Cayman's name changed from "China Advanced Construction Materials Group, Inc." to "Huitao Technology Co., Ltd.". On April 27, 2020, CADC Cayman received the stamped Certificate of Incorporation on Change of Name from the Cayman Islands Registrar of Companies and the Amended and Restated Memorandum and Articles of Association from the Cayman Islands General Registry, dated May 1, 2020 pursuant to which CADC Cayman's name changed from "Huitao Technology Co., Ltd." to "Color Star Technology Co., Ltd." (the Company or "Color Star").

The Company, through its 100% owned subsidiaries and its variable interest entities ("VIEs"), is engaged in producing general ready-mix concrete, customized mechanical refining concrete, and other concrete-related products that are only sold in the People's Republic of China (the "PRC").

The Company has a wholly-owned subsidiary in the British Virgin Islands, Xin Ao Construction Materials, Inc. ("BVI-ACM"), which is a holding company with no operations. BVI-ACM has a wholly-owned foreign subsidiary, Beijing Ao Hang Construction Material Technology Co., Ltd. ("China-ACMH"), and China-ACMH has contractual agreements with Beijing XinAo Concrete Group ("Xin Ao") and therefore Xin Ao is considered to be a VIE of China-ACMH. On August 20, 2018, CACM Group NY, Inc. ("CACM") was incorporated in the State of New York and is 100% owned by the Company. The establishment of CACM is to expand the Company's construction material business in New York. As of the date of the report, CACM has not commenced any operations.

On December 31, 2019, the Company entered into certain Share Exchange Agreement ("Exchange Agreement") with Sunway Kids International Education Group Ltd. ("Sunway Kids"), a British Virgin Islands company, and certain shareholders of Sunway Kids (the "Sellers"), pursuant to which, among other things and subject to the terms and conditions contained therein, the Company will acquire all of the outstanding issued shares and other equity interests in Sunway Kids from the Sellers (the "Acquisition"). Pursuant to the Exchange Agreement, in exchange for all of the outstanding shares of Sunway Kids, the Company will issue 1,989,262 ordinary shares of the Company and pay an aggregate of two million U.S. dollars cash consideration payable according to certain earn-out schedule to the Sellers. On February 14, 2020, the transaction was consummated when the Company issued 1,989,262 ordinary shares of the Company to the Sellers in exchange for delivery of Sunway Kids shares to the Company. The total consideration was valued at approximately $4.6 million, which include approximately $1.7 million based upon a 5.8% discount rate of the $2.0 million earn-out payment schedule, and approximately $2.9 million for the 1,989,262 ordinary shares issued valued using the closing price of the Company's common stock on December 31, 2019 at $1.45 per share.

On March 10, 2020, CACM and Color Star, entered into a certain joint venture agreement (the "JV Agreement") with Baydolphin, Inc., a company organized under the laws of New York, ("Baydolphin"). Pursuant to the JV Agreement, among other things and subject to the terms and conditions contained therein, CACM and Baydolphin agreed to establish a limited liability company under the laws of New York, Baytao LLC (the "JV"), which will be the 100% owner of one or more operating entities in the U.S. to engage in the business of after-school education (the "Operating Entities") under the JV. Pursuant to the JV Agreement, the business of the JV shall be managed by the Board of Managers. CACM shall appoint three designees to the Board of Managers of the JV and Baydolphin shall appoint two designees. The General Manger of the JV shall be appointed by CACM and report to the Board of Managers. CACM shall contribute necessary capital for the Operating Entities to fund their operations and obtain the right to use a certain software platform and other technologies from Color Star, which will be provided to the JV and Operating Entities with no charge to facilitate the operations of the Operating Entities and provide online classes to the registered students of these Operating Entities, and Baydolphin shall be responsible for managing the Operating Entities with its expertise in after-school education, including but not limited to recruiting and training personnel for the Operating Entities and implementing all promotional and marketing activities. Eighty percent (80%) of the net profits or net loss of the joint venture will be distributed to or assigned to CACM and the remaining twenty percent (20%) being distributed to Baydolphin.

On March 31, 2020, the Company, BVI-ACM, and Mr. Xianfu Han and Mr. Weili He (the "Purchasers"), entered into certain share purchase agreement (the "Disposition SPA"). Pursuant to the Disposition SPA, the Purchasers agreed to purchase BVI-ACM in exchange for cash consideration of $600,000. Upon the closing of the transaction (the "Disposition") contemplated by the Disposition SPA, the Purchasers will become the sole shareholders of BVI-ACM and as a result, assume all assets and liabilities of all the subsidiaries and VIE entities owned or controlled by BVI-ACM. The closing of the Disposition was subject to certain closing conditions including the payment of the $600,000, the receipt of a fairness opinion from ViewTrade Securities Inc. and the approval of the Company's shareholders. The closing of the Disposition was completed on May 6, 2020. The Company is in the process of determining the fair value of the BVI-ACM as of the disposal date. While the Company has not noticed any indication of impairment as of the disposal date, it is in the process of evaluating the related financial statements impact as a result of the disposal.

On May 7, 2020, the Company entered into a Share Exchange Agreement ("Exchange Agreement") with Color China Entertainment Limited ("Color China"), a Hong Kong limited company, and certain shareholders of Color China (the "Sellers"), pursuant to which, among other things and subject to the terms and conditions contained therein, the Company will acquire all of the outstanding issued shares in Color China from the Sellers (the "Acquisition"). Pursuant to the Exchange Agreement, in exchange for all of the outstanding shares of Color China, the Company will issue 4,633,333 ordinary shares of the Company (the "Exchange Shares") and pay an aggregate of $2.0 million ("Cash Considerations") to the Sellers. Headquartered in Hong Kong, China, Color China is an emerging performance equipment and music education provider with a significant collection of performance specific assets and unique experience in working with many renowned artists. As of the date of this report, the Exchange Agreement has not been closed.